Related Party Transactions - Summary of Transactions Between Related Parties (Parenthetical) (Detail) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Consulting services paid to related party	$ 3,560,346	$ 2,490,612	$ 6,736,389	$ 4,230,033	$ 9,085,436	$ 8,886,341	$ 4,351,812
Agnity Communications Private Ltd [Member]
Disclosure of transactions between related parties [line items]
Consulting services paid to related party					$ 3,765,201	$ 2,532,550	$ 1,630,119